Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2023
Related party transactions [abstract]
Schedule of key management personnel for employment services
	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2023	2022	2023	2022

Officers:
Consulting fees	$78,622	$101,822	$202,718	$195,504
Share based compensation	34,279	122,184	78,721	230,201
	$112,901	$225,005	$281,439	$425,705
Directors:
Directors’ fees	$41,834	$17,775	$80,976	$35,360
Share based compensation	34,029	7,767	78,124	18,742
	$75,863	$25,542	$159,100	$54,102

Schedule of balances with related parties
	April 30,	October 31,
	2023	2022
Amounts owed to officers	$27,085	$136,149
Amounts owed to directors	21,236	70,345
	$48,321	$206,494